Business Combination - Schedule of Revenue and Earnings of Playa Vista (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Playa Vista [Member]
Business Acquisition [Line Items]
Revenues			$ 264,499
Net income	$ 92,539	$ 4,835	$ 420